DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Proposed Business Combination, Sponsor Side Letter Agreement, Unit Purchase Agreement (Details)	Jun. 05, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Business Combination Agreement | Common Class V
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Number of votes per share granted | $	1
Tax Receivable Agreement
Percentage of savings to be paid	85.00%
Sponsor Side Letter Agreement | Class B Ordinary Shares
Common shares converted in to	2,000,000
Sponsor Side Letter Agreement | Class B Ordinary Shares | Sponsor and the Independent Directors
Number of common shares held	2,000,000
Sponsor Side Letter Agreement | Series B1 Non Voting Common Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares converted in to	1,000,000
Sponsor Side Letter Agreement | Series B2 Non Voting Common Stock
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares converted in to	1,000,000
Unit Purchase Agreement | Series A Preferred Units
Number of units agreed to purchase	125,000
Unit Purchase Agreement | Common Units
Number of units agreed to purchase	102,060